Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventories
Inventories	¥ 8,235,143		¥ 6,940,885
Inventory valuation allowance	(49,539)		(68,906)
Inventories, net	8,185,604	$ 1,121,423	6,871,979
Vehicle sales
Inventories
Inventories	5,160,670		3,914,310
Other finished products
Inventories
Inventories	648,000		504,870
Raw materials and work in process
Inventories
Inventories	¥ 2,426,473		¥ 2,521,705